(2_FIDELITY_LOGOS)FIDELITY

MAGELLAN(registered trademark)
FUND
SEMIANNUAL REPORT
SEPTEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     35   Statements of assets and liabilities,
                              operations, and changes in net
                              assets, as well as financial
                              highlights.

NOTES                    39   Notes to the financial statements.

REPORT OF INDEPENDENT    46   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first nine months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1996    PAST 6   PAST 1   PAST 5    PAST 10
                                    MONTHS   YEAR     YEARS     YEARS

Magellan                            2.69%    3.00%    101.77%   340.81%

Magellan (incl. 3% sales charge)    -0.39%   -0.09%   95.71%    327.58%

S&P 500(registered trademark)       7.72%    20.33%   103.18%   304.42%

Growth Funds Average                7.53%    15.89%   92.28%    260.43%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of 714 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1996    PAST 1   PAST 5   PAST 10
                                    YEAR     YEARS    YEARS

Magellan                            3.00%    15.07%   15.99%

Magellan (incl. 3% sales charge)    -0.09%   14.37%   15.64%

S&P 500                             20.33%   15.23%   14.95%

Growth Funds Average                15.89%   13.69%   13.28%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             Magellan                    SP Standard & Poor 500
             00021                       SP001
  1986/09/30       9700.00                    10000.00
  1986/10/31      10206.79                    10577.00
  1986/11/30      10309.33                    10834.02
  1986/12/31      10156.45                    10557.75
  1987/01/31      11476.85                    11979.88
  1987/02/28      12327.92                    12453.09
  1987/03/31      12484.37                    12812.98
  1987/04/30      12284.11                    12698.95
  1987/05/31      12296.64                    12809.43
  1987/06/30      12805.69                    13456.30
  1987/07/31      13431.49                    14138.54
  1987/08/31      13970.90                    14665.91
  1987/09/30      13627.64                    14344.72
  1987/10/31      10110.98                    11254.87
  1987/11/30       9347.41                    10327.47
  1987/12/31      10258.07                    11113.39
  1988/01/31      10664.81                    11581.26
  1988/02/29      11312.02                    12120.95
  1988/03/31      11281.32                    11746.41
  1988/04/30      11483.41                    11876.80
  1988/05/31      11452.71                    11980.13
  1988/06/30      12235.50                    12530.01
  1988/07/31      12156.20                    12482.40
  1988/08/31      11769.92                    12058.00
  1988/09/30      12263.64                    12571.67
  1988/10/31      12519.45                    12921.16
  1988/11/30      12350.61                    12736.39
  1988/12/31      12593.29                    12959.27
  1989/01/31      13614.93                    13907.89
  1989/02/28      13393.40                    13561.59
  1989/03/31      13792.15                    13877.57
  1989/04/30      14485.41                    14597.82
  1989/05/31      15250.20                    15189.03
  1989/06/30      15117.88                    15102.45
  1989/07/31      16388.07                    16466.20
  1989/08/31      16816.76                    16788.94
  1989/09/30      17107.85                    16720.11
  1989/10/31      16570.66                    16332.20
  1989/11/30      16843.22                    16665.38
  1989/12/31      16948.61                    17065.35
  1990/01/31      15855.51                    15920.26
  1990/02/28      16181.18                    16125.63
  1990/03/31      16594.63                    16552.96
  1990/04/30      16175.51                    16139.14
  1990/05/31      17614.21                    17712.70
  1990/06/30      17690.77                    17592.26
  1990/07/31      17490.54                    17535.96
  1990/08/31      15776.82                    15950.71
  1990/09/30      14775.68                    15173.91
  1990/10/31      14593.12                    15108.66
  1990/11/30      15697.32                    16084.68
  1990/12/31      16184.46                    16533.45
  1991/01/31      17315.84                    17254.30
  1991/02/28      18819.34                    18487.99
  1991/03/31      19458.56                    18935.40
  1991/04/30      19530.58                    18980.84
  1991/05/31      20644.20                    19800.81
  1991/06/30      19431.11                    18893.94
  1991/07/31      20638.01                    19774.39
  1991/08/31      21272.41                    20243.05
  1991/09/30      21191.95                    19904.99
  1991/10/31      21476.65                    20171.71
  1991/11/30      20415.20                    19358.79
  1991/12/31      22824.68                    21573.44
  1992/01/31      22834.66                    21172.17
  1992/02/29      23297.07                    21447.41
  1992/03/31      22664.99                    21029.19
  1992/04/30      23000.99                    21647.45
  1992/05/31      23221.37                    21753.52
  1992/06/30      22812.35                    21429.39
  1992/07/31      23452.55                    22305.85
  1992/08/31      22943.95                    21848.58
  1992/09/30      23207.14                    22106.40
  1992/10/31      23370.75                    22183.77
  1992/11/30      23961.15                    22940.24
  1992/12/31      24425.73                    23222.40
  1993/01/31      25069.22                    23417.47
  1993/02/28      25592.55                    23735.95
  1993/03/31      26530.66                    24236.77
  1993/04/30      26790.38                    23650.24
  1993/05/31      27846.31                    24284.07
  1993/06/30      28234.64                    24354.50
  1993/07/31      28546.11                    24257.08
  1993/08/31      30224.82                    25176.42
  1993/09/30      30552.47                    24982.56
  1993/10/31      30572.70                    25499.70
  1993/11/30      29565.47                    25257.45
  1993/12/31      30448.52                    25563.07
  1994/01/31      31651.85                    26432.21
  1994/02/28      31419.78                    25715.90
  1994/03/31      29962.89                    24594.69
  1994/04/30      30263.72                    24909.50
  1994/05/31      29915.08                    25318.02
  1994/06/30      28617.15                    24697.72
  1994/07/31      29574.93                    25507.81
  1994/08/31      30975.81                    26553.63
  1994/09/30      30170.19                    25903.07
  1994/10/31      31190.64                    26485.88
  1994/11/30      29480.95                    25521.27
  1994/12/31      29897.18                    25899.75
  1995/01/31      29592.84                    26571.33
  1995/02/28      31253.29                    27606.81
  1995/03/31      32421.43                    28421.49
  1995/04/30      33929.72                    29258.50
  1995/05/31      34878.24                    30427.97
  1995/06/30      37534.91                    31134.81
  1995/07/31      40416.33                    32167.24
  1995/08/31      40766.95                    32247.98
  1995/09/30      41513.16                    33608.84
  1995/10/31      40452.29                    33488.86
  1995/11/30      41351.33                    34959.02
  1995/12/31      40906.33                    35632.33
  1996/01/31      41496.28                    36845.26
  1996/02/29      41225.10                    37186.81
  1996/03/31      41639.01                    37544.92
  1996/04/30      41905.44                    38098.33
  1996/05/31      42094.84                    39080.89
  1996/06/30      42055.48                    39229.79
  1996/07/31      40098.89                    37496.61
  1996/08/31      41110.92                    38287.42
  1996/09/30      42758.28                    40442.23
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Magellan Fund on September 30, 1986, and a 3% sales charge was paid. As the chart shows, by September 30, 1996, the value of the investment would have grown to $42,758 - a 327.58% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment in the S&P 500 would have grown to $40,442 - a 304.42% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
During the six months ended
September 30, 1996, the Dow
Jones Industrial Average moved
closer to 6000 and the current bull
market celebrated its sixth birthday
with stock prices continuing to
climb. For the six-month period, the
Standard & Poor's 500 Index
returned 7.72%. However, the rise
did not go uninterrupted. Stock and
bond markets were rattled in the
spring and summer by stronger
than expected economic data that
investors largely regarded as a
prelude to higher interest rates.
Stock investors feared that
higher rates coupled with the
expense of a tight labor market
would have a negative effect on
corporate earnings. In early July,
when the earnings
announcements of several
high-profile companies proved
disappointing, heavy selling
ensued - particularly pushing
down the stock prices of
technology and
small-capitalization companies.
Later, however, the market
shrugged off these economic
concerns and resumed its rally -
particularly in technology and
some small-cap names - as it
appeared the economy would
continue to grow at a slow, steady
pace with little evidence of
inflationary pressures. U.S. stocks
generally outperformed their
overseas counterparts. For the six
months ended September 30,
1996, the Morgan Stanley Capital
International Europe, Australasia,
Far East (EAFE) Index - which
measures stock performance in
Europe, Australia and the Far East
- had a total return of 1.45%.
NOTE TO SHAREHOLDERS:
Robert Stansky became Portfolio Manager of Fidelity Magellan Fund on June
3, 1996.
Q. BOB, HOW HAS THE FUND PERFORMED?
A. The fund's performance lagged both its peer group and the broad stock market during the past six- and 12-month periods. For the six months ended September 30, 1996, the fund had a total return of 2.69%, compared with a total return of 7.53% for the growth funds average during the same period, according to Lipper Analytical Services. The fund had a total return of 3.00% for the 12 months ended September 30, while the growth funds average total return was 15.89% during the same period.
Q. WHAT FACTORS HAVE INFLUENCED THE FUND'S PERFORMANCE?
A. Although I took over management of the fund at the beginning of June, I can point to several reasons why the fund underperformed during the six-month period. First, the fund made significant investments in 30-year Treasury bonds and 10-year Treasury notes in late 1995 and early 1996. In addition, the fund had a substantial position in short-term investments - often referred to as its "cash position" - early in the year after reducing investments in technology stocks in late 1995. The bond and cash positions not only had the effect of holding the fund back while the broad stock market rose in 1996, the bond stake negatively impacted performance as investors' fear of higher interest rates drove bond yields higher and prices lower. In terms of stocks, the fund was hurt by a few sizeable investments in companies whose stocks fell on the heels of surprisingly disappointing earnings; examples included Digital Equipment Corp. and AT&T. In addition, the fund had a substantial stake in cyclical stocks - companies that tend to move in tandem with the economy. While several of the fund's cyclicals made modest gains during the period, they didn't perform nearly as well as many of the market's growth stocks - companies with more steadily increasing earnings - in sectors such as consumer nondurables and health care. That lack of firepower among the fund's largest holdings somewhat limited its returns.
Q. INDEED, YOU'VE MADE SOME CHANGES SINCE TAKING OVER THE FUND. LET'S START WITH THE BONDS, WHICH MADE UP ABOUT 10% OF THE PORTFOLIO AT THE END OF THE PERIOD, DOWN FROM 19% SIX MONTHS AGO. WHY HAVE YOU REDUCED THESE INVESTMENTS?
A. Although the performance of the bonds has improved recently as interest rate fears have eased, I slowly and steadily cut back the fund's stake. As far as why, the simple answer is that I found more attractive investments in stocks, especially during the summer. In the past, I generally haven't considered making a significant investment in bonds unless bond yields exceeded the long-term average annual return of the stock market. The stock market has returned an average of about 12% each year, and bond yields were hovering at around 7% at the end of the period, which is why I didn't find bonds as attractive relative to stocks. That said, I have reduced the bond investments opportunistically. My goal has been to get the best price for them in the marketplace, taking advantage of "up" days in the bond market to sell.
Q. HOW WOULD YOU CHARACTERIZE THE PACE AT WHICH YOU'VE RESTRUCTURED THE PORTFOLIO OVERALL?
A. I've moved deliberately, as I said I would when I took over the fund. When making changes, I've carefully considered both a company's current business conditions and its earnings potential over the next couple of years. It's important for shareholders to realize that making changes involves both careful buying of stocks and careful selling. For each stock position that I wanted to reduce, I've tried to be patient until the fund can obtain what I feel is the highest possible price for the shares. Conversely, when I've bought new stocks for the fund, I've tried to do so when prices have dipped. For example, I was able to take advantage of the market drop in July and early August to buy shares in some new and existing positions.
Q. WHAT HAVE YOU BEEN BUYING?
A. I've been searching for companies that I believe will show substantial earnings growth over the next year or two and are selling at reasonable valuations - prices relative to earnings. Toward the end of the period, I found many opportunities in the technology sector, which has increased from 3.5% of the fund's investments six months ago to more than 10% on September
30. Still, the fund remained slightly underweighted in this sector relative to the broad market, which consisted of more than 11% technology stocks at the end of the period. Companies such as microchip manufacturer Intel, computer network equipment maker Cisco, database software manufacturer Oracle, and IBM performed very strongly during the last few months of the period, which boosted the fund's performance as I acquired increasingly larger stakes in these companies. Although the technology sector offered a lot of exciting companies with fast-growing earnings, there does tend to be a higher degree of risk in the sector relative to the broad market. That risk is largely tied to the high degree of operating leverage in the sector, which is driven by individual company product cycles. However, given the earnings potential of many technology companies at the end of the period, the fund can ill afford to stay away. The key is staying on top of each company's business prospects and recognizing potential negatives.
Q. ENERGY REMAINED THE FUND'S LARGEST SECTOR, AT MORE THAN 13% AT THE END OF THE PERIOD. HOW DID THESE STOCKS DO?
A. For the most part, energy and energy service stocks did quite well over the past six months. Increasing demand and tight supplies helped drive crude oil prices higher. In addition, companies such as Royal Dutch Petroleum and British Petroleum had taken significant actions to cut costs and streamline operations, which has had positive effects on profits.
Q. EARLIER, YOU MENTIONED THE DISAPPOINTING PERFORMANCE OF CYCLICAL STOCKS. DESPITE THE CHANGES YOU'VE MADE TO THE FUND, SEVERAL OF THE FUND'S TOP 10 STOCKS REMAIN CYCLICALS . . .
A. That's true. Despite mostly favorable business prospects for companies such as Caterpillar, CSX, Deere, Chrysler and General Motors, their stock performance has been lackluster. I believe this was tied to investor skepticism that earnings for these companies may have already peaked for this economic cycle. The market was reluctant to reward these stocks with higher valuations - despite respectable earnings - until the companies can prove that their best earnings aren't behind them. As an end result, many of these stocks remained quite cheap relative to the market during the past six months, again, despite generally favorable business prospects.
Q. LET'S DISCUSS YOUR OUTLOOK OVERALL. HOW DO YOU VIEW THE NEXT SIX MONTHS?
A. The market certainly has become more expensive during 1996. The price-to-earnings ratios of many growth stocks were at or near five-year highs at the end of the period. In this environment, I want to be especially careful not to pay too much when buying a stock. That said, I believe stock prices follow earnings over time, and I'll continue to search for those companies that have excellent earnings prospects. It all comes down to doing well on the fundamental company-by-company homework - or what I call the basic blocking and tackling. There always will be companies of all sizes that achieve success; my job is to find them. Certainly, every company is affected to some degree by not only the U.S. economy, but also by other countries' economies. If world economies slow, or we begin to see widespread interest rate hikes, the entire U.S. market could be negatively impacted. That's why it's so important to stay on top of the business prospects of each and every company in which the fund is invested.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value of
the fund's shares over the long
term by investing mainly in
equity securities with growth
potential
FUND NUMBER: 021
TRADING SYMBOL: FMAGX
START DATE: May 2, 1963
SIZE: as of September 30, 1996,
more than $52.9 billion
MANAGER: Robert Stansky,
since June 1996; manager,
Fidelity Growth Company
Fund and Fidelity Advisor
Equity Growth, 1987-1996;
Fidelity Emerging Growth
Fund 1990-1991; Fidelity
Select Defense & Aerospace
Portfolio 1984-1985; joined
Fidelity
in 1983
(checkmark)
BOB STANSKY ON HIS
INVESTING STYLE:
"My style is very
straightforward. I take a
bottom-up approach, closely
examining the business
prospects of companies and
building the fund
stock-by-stock. It all ties back
to my core belief that stock
prices follow earnings over
time. The biggest risk I face
when I invest in a stock is that
the company doesn't produce
the earnings growth I'm
counting on. The second
biggest risk is paying too
much for a stock going in.
That's why valuations -
stock prices relative to
earnings - also are
important, as are other
factors.
"I always have believed that
it is the effectiveness of stock
picking - not the fund's size,
the market environment, the
direction of interest rates or
any other factor - that is the
primary driver of how a fund
performs over the long term.
To that end, I have the
backing of Fidelity's entire
equity research team, including
more than 160 analysts and
associates who follow more
than 4,000 companies around
the world. These resources
allow me a great deal of
flexibility in running the fund. As
I have in the past, I'm able to
search for opportunities across
a wide variety of market
sectors and industries, both in
the U.S. and overseas. "
INVESTMENT CHANGES


TOP TEN STOCKS AS OF SEPTEMBER 30, 1996
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE STOCKS
                                                  6 MONTHS AGO

Caterpillar, Inc.                  2.0            1.9

CSX Corp.                          1.5            1.2

Chrysler Corp.                     1.5            2.1

Intel Corp.                        1.4            0.0

Royal Dutch Petroleum Co. ADR      1.3            0.9

General Motors Corp.               1.3            2.1

Deere & Co.                        1.3            1.4

General Electric Co.               1.1            0.2

International Business Machines    1.0            0.1
Corp.

Cisco Systems, Inc.                1.0            0.2

TOP FIVE MARKET SECTORS AS OF SEPTEMBER 30, 1996
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET
                                                  SECTORS
                                                  6 MONTHS AGO

Energy                             13.1           10.7

Durables                           10.6           9.4

Technology                         10.1           3.5

Industrial Machinery & Equipment   9.7            8.4

Finance                            7.6            8.0

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF SEPTEMBER 30, 1996 * AS OF MARCH 31, 1996 **
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 2.5
Row: 1, Col: 3, Value: 9.800000000000001
Row: 1, Col: 4, Value: 44.0
Row: 1, Col: 5, Value: 44.5
Row: 1, Col: 1, Value: 10.7
Row: 1, Col: 2, Value: 19.0
Row: 1, Col: 3, Value: 35.0
Row: 1, Col: 4, Value: 35.3
Stocks 89.0%

Bonds 9.8%
Short-term
investments 1.2%
FOREIGN
INVESTMENTS 11.1%
Stocks and
equity futures 70.3%
Bonds 19.0%
Short-term
investments 10.7%
FOREIGN
INVESTMENTS 7.1%
*
**
INVESTMENTS SEPTEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 88.9%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.8%
Boeing Co.   4,084,300 $ 385,966
Flightsafety International, Inc.   500,000  22,312
Harsco Corp.   321,900  20,280
Sundstrand Corp.   42,200  1,646
  430,204
BASIC INDUSTRIES - 6.1%
CHEMICALS & PLASTICS - 1.8%
Atlantis Group, Inc. (Trivest/Winston) (a)(h)  77,269  531
Dow Chemical Co.   196,900  15,801
du Pont (E.I.) de Nemours & Co.   626,700  55,306
Engelhard Corp.   993,600  22,853
Grace (W.R.) & Co.  323,100  16,801
Hanna (M.A.) Co. (g)  5,334,225  122,020
Hercules, Inc.   916,500  50,178
IMC Fertilizer Group, Inc.   2,897,360  113,359
Lyondell Petrochemical Co.   1,559,500  36,258
Monsanto Co.   700,000  25,550
Morton International, Inc.   1,833,500  72,882
Praxair, Inc.   3,420,530  147,084
Rohm & Haas Co.   1,649,000  108,010
Schulman (A.), Inc. (g)  2,722,025  63,287
Sealed Air Corp. (a)  1,426,200  53,126
Sekisui Chemical Co. Ltd.   1,379,000  16,345
Trivest 1992 Special Fund Ltd.   26.6(e)  5,102
Union Carbide Corp.   435,200  19,856
  944,349
IRON & STEEL - 1.6%
AK Steel Holding Corp. (g)  2,606,000  106,847
Allegheny Teledyne, Inc. (a)  128,800  2,914
Bethlehem Steel Corp. (a)(g)  8,470,500  84,705
Birmingham Steel Corp.   313,100  4,970
Inland Steel Industries, Inc. (g)  4,677,200  83,605
J & L Specialty Steel, Inc.   845,000  11,513
LTV Corp.   4,233,181  49,211
Mueller Industries, Inc. (a)(g)  1,027,300  41,734
Nucor Corp. (g)  4,892,400  248,289
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
IRON & STEEL - CONTINUED
USX-U.S. Steel Group (g)  6,372,700 $ 181,622
WHX Corp. (a)(g)  1,682,200  17,032
Worthington Industries, Inc.   1,043,000  20,860
  853,302
METALS & MINING - 1.4%
Alcan Aluminium Ltd.   4,172,195  124,680
Alumax, Inc. (a)  407,200  13,641
Aluminum Co. of America  1,679,800  99,108
ASARCO, Inc.   831,900  22,149
Cookson Group PLC  24,750,000  96,641
Cyprus Amax Minerals Co.   7,100  153
Falconbridge Ltd.   2,023,900  40,643
Falconbridge Ltd. installment receipt (k)   7,392,700  98,247
Freeport-McMoRan Copper & Gold, Inc. Class B  1,655,400  51,731
Inco Ltd.   342,953  10,526
Noranda, Inc.   4,610,231  94,273
Phelps Dodge Corp.   941,700  60,387
Reynolds Metals Co.   370,000  18,916
Titanium Metals Corp. (a)  322,000  9,338
  740,433
PACKAGING & CONTAINERS - 0.1%
Ball Corp.   254  6
Bemis Co., Inc.   238,500  8,079
Corning, Inc.   398,200  15,530
Crown Packaging Holdings Ltd. (warrants) (a)  5,000  45
Tupperware Corp.   340,000  16,660
  40,320
PAPER & FOREST PRODUCTS - 1.2%
Albany International Corp. Class A (g)  1,300,000  28,113
Champion International Corp.   1,307,100  59,963
Georgia-Pacific Corp.   2,795,400  221,186
International Paper Co.   5,599,200  237,966
Kimberly-Clark Corp.   83,100  7,323
Louisiana-Pacific Corp.   2,232,600  50,792
Weyerhaeuser Co.   852,000  39,299
  644,642
TOTAL BASIC INDUSTRIES   3,223,046
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONGLOMERATES - 1.3%
AlliedSignal, Inc.   1,902,500 $ 125,327
American Standard Companies, Inc. (a)  712,700  24,410
Brascan Ltd. Class A  1,444,700  26,943
Crane Co.   835,700  37,084
Hanson PLC sponsored ADR  2,537,300  31,399
Mark IV Industries, Inc. (g)  5,641,469  122,702
Suncor, Inc.   1,730,600  62,327
Textron, Inc.   505,700  42,985
Tyco International Ltd.   3,482,900  150,200
United Technologies Corp.   642,100  77,132
  700,509
CONSTRUCTION & REAL ESTATE - 3.1%
BUILDING MATERIALS - 1.8%
Armstrong World Industries, Inc.   245,000  15,282
Carlisle Companies, Inc. (g)  1,081,400  60,018
Centex Construction Products, Inc. (g)  1,559,000  24,944
Lafarge Corp. (g)  4,856,093  90,445
Masco Corp.   2,637,900  79,137
Medusa Corp. (g)  1,645,900  50,611
Owens-Corning (g)  2,716,100  100,156
Premdor, Inc. (a)  535,000  4,242
Schuller Corp.   1,024,600  9,862
Sherwin-Williams Co. (g)  5,871,560  272,294
Southdown, Inc. (g)  1,538,300  37,881
Texas Industries, Inc. (g)  1,248,900  74,778
USG Corp. (a)(g)  2,813,000  83,335
United Dominion Industries Ltd.   676,400  13,434
Vulcan Materials Co.   659,700  39,582
  956,001
CONSTRUCTION - 0.6%
Centex Corp. (g)  1,487,700  48,536
Clayton Homes, Inc.   1,010,150  22,223
Jacobs Engineering Group, Inc. (a)  355,900  8,008
Kaufman & Broad Home Corp.   636,400  8,273
Lennar Corp.   426,900  9,499
Oakwood Homes Corp. (g)  3,719,200  102,278
Pulte Corp. (g)  2,600,100  66,628
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
CONSTRUCTION - CONTINUED
Sekisui House Ltd.   2,123,000 $ 23,257
Toll Brothers, Inc. (a)(g)  2,462,600  40,941
  329,643
ENGINEERING - 0.7%
Fluor Corp. (g)  5,170,100  317,961
Foster Wheeler Corp.   959,000  41,956
  359,917
TOTAL CONSTRUCTION & REAL ESTATE   1,645,561
DURABLES - 10.6%
AUTOS, TIRES, & ACCESSORIES - 7.5%
AutoZone, Inc. (a)  3,835,800  111,238
Borg-Warner Automotive, Inc.   626,000  22,223
Chrysler Corp.   28,108,000  804,592
Cross-Continent Auto Retailers, Inc.   107,500  2,473
Cummins Engine Co., Inc.   724,100  28,511
Dana Corp.   3,307,700  100,058
Danaher Corp.   2,103,500  87,032
Eaton Corp.   721,800  43,579
Echlin, Inc. (g)  3,745,500  117,515
Ford Motor Co.   2,583,600  80,738
General Motors Corp.   14,267,859  684,857
Genuine Parts Co.   2,669,100  116,773
Goodyear Tire & Rubber Co.   4,935,800  227,664
Honda Motor Co. Ltd.   10,370,000  260,728
Johnson Controls, Inc.   1,360,100  102,008
Lear Corp. (a)  1,316,300  43,438
Lucasvarity PLC sponsored ADR (a)  4,986,768  196,354
Magna International, Inc. Class A  2,592,830  124,887
Michelin SA (Compagnie Generale des Etablissements)
Class B  1,200,000  61,243
NACCO Industries, Inc. Class A (g)  818,846  39,100
Navistar International Corp. (a)  100,000  850
Pep Boys-Manny, Moe & Jack  1,455,000  51,834
Scania AB:
Class A  1,534,300  41,521
 Class B  2,483,700  67,400
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
Smith (A.O.) Corp. Class B (g)  1,900,600 $ 47,277
TRW, Inc.   786,700  73,163
Toyota Motor Corp.   5,973,000  152,858
Volkswagen AG  135,000  50,372
Volvo AB Class B  11,500,000  247,060
  3,987,346
CONSUMER ELECTRONICS - 1.7%
Black & Decker Corp. (g)  7,473,000  310,130
Matsushita Electric Industrial Co. Ltd.   11,011,000  184,893
Maytag Co. (g)  7,672,100  149,606
Newell Co.   1,125,900  33,777
Sony Corp.   2,622,100  165,522
Whirlpool Corp.   1,523,900  77,147
  921,075
HOME FURNISHINGS - 0.5%
Leggett & Platt, Inc. (g)  8,068,700  237,018
TEXTILES & APPAREL - 0.9%
Adidas AG (i)  80,000  7,287
Donna Karan International, Inc. (a)  108,000  2,471
Fila Holding Spa sponsored ADR  394,500  37,921
Intimate Brands, Inc. Class A  1,014,300  18,511
Jones Apparel Group, Inc. (a)  433,700  27,648
Liz Claiborne, Inc.   2,547,800  94,906
NIKE, Inc. Class B  952,200  115,692
Nine West Group, Inc. (a)  609,900  33,087
Shaw Industries, Inc.   5,055,700  67,620
Tommy Hilfiger (a)  1,233,300  73,073
  478,216
TOTAL DURABLES   5,623,655
ENERGY - 13.1%
ENERGY SERVICES - 2.1%
Baker Hughes, Inc.   1,048,000  31,832
Dresser Industries, Inc. (g)  9,808,400  291,800
ENSCO International, Inc. (a)  1,777,800  57,779
Global Marine, Inc. (a)(g)  9,809,500  154,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
ENERGY SERVICES - CONTINUED
Halliburton Co.   1,396,200 $ 72,079
Nabors Industries, Inc. (a)  1,920,700  26,170
Noble Drilling Corp. (a)  1,683,400  25,461
Schlumberger Ltd.   3,452,700  291,753
Tidewater, Inc.   2,588,970  96,763
Transocean Offshore, Inc. (a)  580,100  35,531
Weatherford Enterra, Inc. (a)  17,600  482
Western Atlas, Inc. (a)  115,700  7,202
  1,091,352
INDEPENDENT POWER - 0.0%
Thermo Electron Corp.   149,900  6,071
OIL & GAS - 11.0%
Amerada Hess Corp.   413,800  21,880
Amoco Corp.   5,377,370  379,104
Anadarko Petroleum Corp. (g)  4,217,050  235,628
Apache Corp. (g)  4,516,515  134,366
Atlantic Richfield Co.   1,174,370  149,732
Barrett Resources Corp. (a)  506,400  17,851
British Petroleum PLC:
Ord.   30,945,636  321,090
 ADR  2,242,007  280,251
Burlington Resources, Inc.   4,426,900  196,444
Canadian Natural Resources Ltd. (a)(g)  5,005,800  112,469
Canada Occidental Petroleum Ltd.   5,153,300  83,054
Chesapeake Energy Corp.   924,100  57,872
Chevron Corp.   2,799,200  175,300
Cooper Cameron Corp. (a)  187,800  10,775
Devon Energy Corp.   301,800  7,696
Enron Oil & Gas Co. (g)  8,515,400  211,821
Exxon Corp.   5,997,900  499,324
Flores & Rucks, Inc. (a)  305,400  11,796
Kerr-McGee Corp.   192,400  11,712
Mobil Corp.   2,377,500  275,196
Noble Affiliates, Inc. (g)  5,006,600  211,529
Occidental Petroleum Corp.   9,234,800  215,863
Parker & Parsley Petroleum Co. (g)  1,867,200  48,781
Phillips Petroleum Co.   3,019,800  129,096
Poco Petroleums Ltd. (a)  3,731,700  29,044
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Pogo Producing Co.   1,457,364 $ 52,101
Renaissance Energy Ltd. (a)(g)  8,731,300  256,115
Renaissance Energy Ltd. (a)(g)(i)  765,000  22,440
Royal Dutch Petroleum Co. ADR  4,579,360  714,953
Talisman Energy, Inc. (a)  11,000  301
Texaco, Inc.   3,470,000  319,240
Total SA Class B  3,785,000  298,006
Union Pacific Resources Group, Inc.   2,021,400  56,599
United Meridian Corp. (a)  1,450,000  65,975
Unocal Corp.   6,086,211  219,103
  5,832,507
TOTAL ENERGY   6,929,930
FINANCE - 7.6%
BANKS - 1.1%
Bank of Boston Corp.   100,000  5,788
Bank of Tokyo-Mitsubishi Ltd.   2,303,350  50,259
BankAmerica Corp.   1,750,000  143,720
Chase Manhattan Corp.   985,000  78,923
Citicorp  2,050,000  185,782
Dai-Ichi Kangyo Bank  793,000  13,387
Fuji Bank Ltd.   689,000  13,487
HSBC Holdings PLC Ord.   276,400  5,303
Lloyds TSB Group PLC  834,800  4,938
NationsBank Corp.   386,100  33,542
Sakura Bank Ltd.   1,579,000  15,738
  550,867
CREDIT & OTHER FINANCE - 0.3%
Equitable Companies, Inc.   478,300  12,316
First USA, Inc.   1,191,386  65,973
Green Tree Financial Corp.   794,500  31,184
Greenpoint Financial Corp.   675,900  25,769
Household International, Inc.   518,165  42,619
  177,861
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
FEDERAL SPONSORED CREDIT - 1.3%
Federal Home Loan Mortgage Corp.  2,215,400 $ 216,832
Federal National Mortgage Association  11,448,000  399,249
Student Loan Marketing Association  1,169,100  87,244
  703,325
INSURANCE - 4.4%
AFLAC, Inc.   357,100  12,677
Aetna, Inc.   1,188,700  83,655
Allstate Corp.   6,806,500  335,220
American International Group, Inc.   4,619,500  465,416
CIGNA Corp.   2,518,700  301,929
Chubb Corp. (The)  5,450,800  250,737
Conseco, Inc.   499,000  24,576
Equitable of Iowa Companies   1,550,000  64,325
General Re Corp.   2,370,200  335,976
Lincoln National Corp.   355,100  15,580
MBIA, Inc.   428,600  36,752
MGIC Investment Corp.   818,900  55,173
Mid Ocean Ltd.   1,018,700  43,422
Old Republic International Corp.   1,491,800  36,922
Progressive Corp.  179,300  10,265
Reliastar Financial Corp.   1,439,937  68,397
SAFECO Corp.   390,400  13,664
SunAmerica, Inc.   1,567,900  54,093
Travelers, Inc. (The)  1,518,945  74,618
UNUM Corp.   423,600  27,163
USLIFE Corp.   1,081,700  32,451
  2,343,011
SAVINGS & LOANS - 0.1%
Charter One Financial Corp.   1,174,803  46,992
Washington Mutual, Inc.   561,500  20,916
  67,908
SECURITIES INDUSTRY - 0.4%
Alex Brown, Inc.   59,800  3,461
Merrill Lynch & Co., Inc.   400,000  26,250
Morgan Stanley Group, Inc.   400,000  19,900
Nikko Securities Co. Ltd.   1,428,000  15,259
Nomura Securities Co. Ltd.   3,047,000  56,089
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
SECURITIES INDUSTRY - CONTINUED
PaineWebber Group, Inc.   414,575 $ 8,706
Salomon, Inc.   689,700  31,468
Schwab (Charles) Corp.  1,457,700  33,709
  194,842
TOTAL FINANCE   4,037,814
HEALTH - 3.0%
DRUGS & PHARMACEUTICALS - 1.3%
American Home Products Corp.   984,400  62,755
Amgen, Inc. (a)  100,000  6,313
Bristol-Myers Squibb Co.   568,000  54,741
Elan Corp. PLC ADR (a)  2,025,000  60,497
Genentech, Inc. special (a)  795,100  42,041
Lilly (Eli) & Co.   608,900  39,274
Merck & Co., Inc.   1,300,000  91,488
Pharmacia & Upjohn, Inc.   1,286,400  53,064
Pfizer, Inc.   1,728,100  136,735
Sandoz AG (Reg.)  28,000  33,615
Schering-Plough Corp.   800,000  49,200
SmithKline Beecham PLC ADR  300,000  18,263
Takeda Chemical Industries Ltd.   174,000  3,187
Warner-Lambert Co.   543,100  35,845
  687,018
MEDICAL EQUIPMENT & SUPPLIES - 0.3%
Boston Scientific Corp. (a)  276,100  15,876
Johnson & Johnson  450,000  23,063
Medtronic, Inc.   1,211,300  77,674
Nellcor, Inc. (a)  708,400  15,585
Pall Corp.   703,400  19,871
  152,069
MEDICAL FACILITIES MANAGEMENT - 1.4%
Columbia/HCA Healthcare Corp.   6,738,302  383,240
FHP International Corp. (a)  100,000  3,738
Fresenius Medical Care AG sponsored ADR  338,961  7,881
HEALTHSOUTH Rehabilitation Corp. (a)  4,757,500  182,568
OrNda Healthcorp (a)  1,575,700  43,135
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Oxford Health Plans, Inc. (a)  1,150,000 $ 57,213
PacifiCare Health Systems, Inc. Class B (a)  406,000  35,119
United HealthCare Corp.   458,000  19,064
Universal Health Services, Inc. Class B (a)  734,700  20,021
Vencor, Inc. (a)  611,069  19,707
  771,686
TOTAL HEALTH   1,610,773
HOLDING COMPANIES - 0.7%
ABB AB:
sponsored ADR  45,100  4,736
 Series A  125,750  13,309
CINergy Corp.   776,000  23,959
Norfolk Southern Corp.   3,707,100  338,735
  380,739
INDUSTRIAL MACHINERY & EQUIPMENT - 9.7%
ELECTRICAL EQUIPMENT - 2.5%
Alcatel Alsthom Compagnie Generale d'Electricite SA 1,300,000 109,655 Amphenol Corp. Class A (a) 933,400 21,352
Emerson Electric Co.   3,526,000  317,780
General Electric Co.   6,280,000  571,480
General Instrument Corp. (a)  200,000  4,950
General Signal Corp.   1,964,700  86,447
Honeywell, Inc.   901,800  56,926
Omron Corp.   483,000  9,065
Westinghouse Electric Corp.   7,500,000  139,687
  1,317,342
INDUSTRIAL MACHINERY & EQUIPMENT - 7.1%
AGCO Corp. (g)  3,464,900  88,355
Briggs & Stratton Corp.   353,900  15,704
Case Corp. (g)  6,598,400  321,672
Caterpillar, Inc. (g)  14,106,700  1,063,294
Cincinnati Milacron, Inc. (g)  3,385,400  63,899
Deere & Co. (g)  16,117,800  676,948
Dover Corp.   1,965,600  93,857
Duriron Co., Inc. (g)  1,623,900  43,033
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Greenfield Industries, Inc. (g)  1,170,600 $ 28,094
Harnischfeger Industries, Inc.   1,889,300  71,321
IDEX Corp. (g)  1,268,550  42,179
Illinois Tool Works, Inc.   5,223,900  376,774
Ingersoll-Rand Co. (g)  6,873,800  326,507
Kennametal, Inc. (g)  1,928,115  66,279
Komatsu Ltd. Ord.   5,190,000  45,019
Parker-Hannifin Corp.   2,856,650  119,979
Singer Co.   501,300  10,339
Stanley Works  645,400  18,152
Timken Co.   970,942  38,109
Toro Co.   328,500  10,923
TRINOVA Corp. (g)  2,841,500  89,507
UCAR International, Inc. (a)(g)  3,532,200  143,054
  3,752,998
POLLUTION CONTROL - 0.1%
Browning-Ferris Industries, Inc.   100,000  2,500
Republic Industries, Inc. (a)  715,000  20,735
Thermo Instrument Systems, Inc.   38,700  1,417
WMX Technologies, Inc.   1,483,100  48,757
  73,409
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   5,143,749
MEDIA & LEISURE - 3.1%
BROADCASTING - 0.4%
Canal Plus SA  46,100  11,340
Clear Channel Communications, Inc. (a)  229,000  20,267
Comcast Corp.:
Class A  75,000  1,153
 Class A special  375,000  5,766
Cox Radio, Inc. Class A  201,500  4,433
TCI Group Class A (a)  800,000  11,950
Time Warner, Inc.   2,344,479  90,555
Univision Communications, Inc., Class A  47,500  1,591
Viacom, Inc. (a):
Class A  25,000  881
 Class B (non-vtg.)  1,654,400  58,731
  206,667
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 0.1%
Carnival Cruise Lines, Inc. Class A  890,900 $ 27,617
Disney (Walt) Co.   300,000  19,013
  46,630
LEISURE DURABLES & TOYS - 0.2%
Callaway Golf Co.   1,818,200  62,046
Mattel, Inc.   2,222,668  57,512
  119,558
LODGING & GAMING - 2.1%
Bally Gaming International, Inc. (warrants) (a)  225,000  563
Circus Circus Enterprises, Inc. (a)  775,100  27,419
Extended Stay America, Inc. (a)  1,000,000  20,500
HFS, Inc. (a)  4,241,100  283,624
Hilton Hotels Corp.   7,729,200  219,316
Host Marriott Corp. (a)(g)  15,660,500  227,077
ITT Corp. (a)  4,051,800  176,760
La Quinta Motor Inns, Inc.   1,596,186  31,125
Maritime Group Ltd. (warrants) (a)  17,040  -
Mirage Resorts, Inc. (a)  2,104,000  53,915
Prime Hospitality Corp. (a)(g)  3,077,600  50,780
Sun International Hotels Ltd. Ord. (a)  14,198  728
  1,091,807
PUBLISHING - 0.2%
Dun & Bradstreet Corp.   538,200  32,090
Gannett Co., Inc.   264,100  18,586
Harcourt General, Inc.   477,800  26,398
Knight-Ridder, Inc.   146,000  5,402
New York Times Co. (The) Class A  442,600  14,938
News Corp. Ltd. ADR  100,000  2,088
Scholastic Corp. (a)  77,100  5,590
Times Mirror Co. Class A  100,000  4,450
Tribune Co.   231,500  18,057
  127,599
RESTAURANTS - 0.1%
Host Marriott Services Corp. (a)(g)  3,132,100  25,448
TOTAL MEDIA & LEISURE   1,617,709
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - 1.0%
AGRICULTURE - 0.0%
Pioneer Hi-Bred International, Inc.   142,800 $ 8,639
BEVERAGES - 0.1%
Heileman G Brewing, Inc. Unit Class 1 (non-vtg.) (a)(h)  340  340
Seagram Co. Ltd.   500,000  18,631
  18,971
FOODS - 0.1%
Quaker Oats Co.   1,474,800  54,015
Sara Lee Corp.   375,000  13,406
  67,421
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   340,000  6,418
Unilever PLC Ord.   233,800  5,000
  11,418
TOBACCO - 0.8%
Philip Morris Companies, Inc.   4,876,600  437,675
TOTAL NONDURABLES   544,124
PRECIOUS METALS - 0.9%
Barrick Gold Corp.   6,023,500  150,593
Bre-X Minerals Ltd. (a)  1,220,000  23,469
Homestake Mining Co.   2,590,800  37,890
Newmont Gold Co.   887,000  42,022
Newmont Mining Corp.   2,051,500  96,933
Placer Dome, Inc.   3,076,300  72,732
Santa Fe Pacific Gold Corp.   2,646,600  33,083
Western Mining Holdings Ltd.  2,749,736  17,693
  474,415
RETAIL & WHOLESALE - 5.7%
APPAREL STORES - 0.5%
Abercrombie & Fitch Co.   36,000  882
AnnTaylor Stores Corp. (a)  176,700  2,982
Gap, Inc.   3,855,800  111,336
Gymboree Corp. (a)  44,000  1,337
Lamonts Apparel, Inc. (warrants) (a)  264,824  -
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
APPAREL STORES - CONTINUED
Limited, Inc. (The)  3,950,300 $ 75,549
Melville Corp.   1,603,300  70,746
Payless ShoeSource, Inc. (a)  213,368  7,174
Ross Stores, Inc.   89,600  3,226
Talbots, Inc.   229,100  6,873
  280,105
DRUG STORES - 0.3%
General Nutrition Companies, Inc. (a)  450,300  7,908
Revco (D.S.), Inc. (a)(g)  3,658,497  107,468
Rite Aid Corp.   514,800  18,662
  134,038
GENERAL MERCHANDISE STORES - 1.9%
Consolidated Stores Corp. (a)  1,597,100  63,884
Dayton Hudson Corp.   6,035,100  199,158
Federated Department Stores, Inc. (a)  2,668,800  89,405
Federated Department Stores, Inc. Class C (warrants) (a)  341,542  4,355
Federated Department Stores, Inc. Class D (warrants) (a)  341,542  4,440
Hot Topic, Inc.   27,400  644
Ito-Yokado Co. Ltd.   1,345,000  76,450
K mart Corp.   2,431,400  24,922
Kingfisher PLC  477,600  4,735
May Department Stores Co. (The)  983,550  47,825
Nordstrom, Inc.   884,100  33,596
Price/Costco, Inc. (a)  4,074,400  83,525
Sears, Roebuck & Co.   3,002,900  134,380
Wal-Mart Stores, Inc.   8,875,500  234,091
Woolworth Corp. (a)  788,400  16,261
  1,017,671
GROCERY STORES - 0.4%
Food 4 Less Holdings, Inc. (warrants) (a)(h)  1,169  14
Great Atlantic & Pacific Tea Co., Inc.   493,100  12,759
Safeway, Inc. (a)  4,177,200  178,053
  190,826
RETAIL & WHOLESALE, MISCELLANEOUS - 2.6%
Barnes & Noble, Inc. (a)  815,600  28,036
Best Buy Co., Inc. (a)  500,000  11,375
Circuit City Stores, Inc.   702,500  25,378
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Corporate Express, Inc. (a)  250,000 $ 9,719
Home Depot, Inc. (The)  8,057,850  458,291
Lowe's Companies, Inc.   5,355,700  218,914
Officemax, Inc. (a)  1,991,250  27,878
Office Depot, Inc. (a)  3,050,000  72,056
PETsMART, Inc. (a)  1,573,800  40,722
Staples, Inc. (a)  4,163,600  92,380
Sunglass Hut International, Inc. (a)  1,326,900  21,147
Tandy Corp.   561,300  22,662
Toys "R" Us, Inc. (a)  10,060,200  293,003
U.S. Office Products Co. (a)  200,000  7,175
Uny Co. Ltd.   3,000  55
Viking Office Products, Inc. (a)  1,313,000  39,390
  1,368,181
TOTAL RETAIL & WHOLESALE   2,990,821
SERVICES - 1.1%
ADVERTISING - 0.4%
Omnicom Group, Inc. (g)  4,450,788  208,074
Outdoor Systems, Inc. (a)  240,000  11,280
  219,354
PRINTING - 0.1%
Bowne & Co., Inc. (g)  1,175,300  26,885
Deluxe Corp.   400,300  15,111
Wallace Computer Services, Inc.   674,400  19,052
  61,048
SERVICES - 0.6%
CDI Corp. (a)  702,500  17,738
HealthCare COMPARE Corp. (a)  250,900  11,886
Interim Services, Inc. (a)  608,400  26,009
Manpower, Inc.  3,955,900  131,534
Robert Half International, Inc. (a)(g)  3,816,400  140,730
  327,897
TOTAL SERVICES   608,299
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 10.1%
COMMUNICATIONS EQUIPMENT - 1.5%
Ascend Communications, Inc. (a)  973,000 $ 64,340
Cabletron Systems, Inc. (a)  108,600  7,426
Cisco Systems, Inc. (a)  8,551,300  530,715
DSC Communications Corp. (a)  300,000  7,500
Lucent Technologies, Inc.   838,400  38,461
Newbridge Networks Corp. (a)  608,100  38,766
3Com Corp. (a)  800,000  48,050
U.S. Robotics Corp.   766,500  49,535
  784,793
COMPUTER SERVICES & SOFTWARE - 3.0%
America Online, Inc. (a)  1,183,900  42,176
American Management Systems, Inc. (a)  262,500  7,350
Automatic Data Processing, Inc.   41,900  1,828
CUC International, Inc. (a)  4,574,500  182,408
Ceridian Corp. (a)  750,700  37,535
Computer Associates International, Inc.   3,055,100  182,542
CompUSA, Inc. (a)  100,000  5,400
Computer Sciences Corp. (a)  2,095,775  161,113
DST Systems, Inc. (a)  200,000  6,400
Electronic Data Systems Corp.  645,900  39,642
Electronics for Imaging, Inc. (a)  680,000  48,790
Equifax Inc.   386,670  10,198
First Data Corp.   450,000  36,731
HBO & Co.   1,431,900  95,579
Metromail Corp. (a)(g)  813,300  17,588
Microsoft Corp. (a)  1,580,300  208,402
Netscape Communications Corp. (a)  1,328,100  61,591
Oracle Systems Corp. (a)  6,571,600  279,704
Orckit Communications Ltd.   74,500  1,369
Parametric Technology Corp. (a)  1,873,000  92,479
PeopleSoft, Inc. (a)  483,000  40,210
Shared Medical Systems Corp.   130,000  7,410
Sybase, Inc. (a)  500,000  7,438
  1,573,883
COMPUTERS & OFFICE EQUIPMENT - 3.4%
Adaptec, Inc. (a)  882,910  52,975
Bay Networks, Inc. (a)  2,750,000  74,938
Canon, Inc.   2,361,000  46,429
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Comdisco, Inc. (g)  4,278,350 $ 123,537
Compaq Computer Corp. (a)  6,285,500  403,058
Dell Computer Corp. (a)  2,215,600  172,263
Diebold, Inc.   1,214,400  70,891
Digital Equipment Corp. (a)  2,636,600  94,258
EMC Corp.   400,000  9,050
International Business Machines Corp.   4,450,000  554,025
Pitney Bowes, Inc.   2,038,200  107,260
Seagate Technology (a)  1,000,000  55,875
Sun Microsystems, Inc. (a)  400,000  24,850
Tech Data Corp. (a)  688,800  19,200
  1,808,609
ELECTRONIC INSTRUMENTS - 0.1%
Applied Materials, Inc.   600,000  16,575
Perkin-Elmer Corp.   304,100  17,600
Waters Corp. (a)  1,400  45
  34,220
ELECTRONICS - 1.9%
Analog Devices, Inc. (a)  715,400  19,405
Atmel Corp. (a)  885,582  27,342
Augat, Inc.   600,220  12,755
Cascade Communications Corp. (a)  411,000  33,497
Intel Corp.  7,950,100  758,738
Linear Technology Corp.   295,300  10,889
Maxim Integrated Products, Inc. (a)  513,700  18,172
Micron Technology, Inc.   1,100,000  33,550
Storage Technology Corp. (a)  641,000  24,278
Texas Instruments, Inc.   1,761,000  97,075
  1,035,701
PHOTOGRAPHIC EQUIPMENT - 0.2%
Eastman Kodak Co.   900,000  70,650
Fuji Photo Film Co. Ltd.   1,390,000  42,312
  112,962
TOTAL TECHNOLOGY   5,350,168
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 4.9%
AIR TRANSPORTATION - 0.9%
AMR Corp. (a)  1,423,900 $ 113,378
Comair Holdings, Inc.   1,857,525  43,652
Delta Air Lines, Inc.   663,300  47,758
KLM Royal Dutch Airlines NV (NY Reg.)  2,125,930  56,071
KLM Royal Dutch Airlines NV  489,177  13,098
Northwest Airlines Corp. Class A (a)  3,718,600  131,545
UAL Corp. (a)  867,200  40,758
USAir Group, Inc. (a)  2,094,400  34,558
  480,818
RAILROADS - 3.6%
Bombardier, Inc. Class B  4,036,600  57,498
Burlington Northern Santa Fe Corp.   3,503,440  295,603
CSX Corp. (g)  16,046,200  810,334
Conrail, Inc. (g)  5,814,700  420,839
Illinois Central Corp., Series A  2,418,464  76,484
Trinity Industries, Inc. (g)  3,599,800  120,143
Union Pacific Corp.   1,060,000  77,645
Wisconsin Central Transportation Corp. (a)  1,543,900  55,387
  1,913,933
TRUCKING & FREIGHT - 0.4%
American Freightways Corp. (a)  1,460,200  12,959
Consolidated Freightways, Inc.  253,500  6,211
Fritz Companies, Inc. (a)  583,700  8,464
Landstar System, Inc. (a)(g)  1,201,200  32,132
Pittston Co.:
(Brinks Group)  1,754,400  55,044
 (Burlington Group)  877,200  15,899
Swift Transportation Co., Inc. (a)(g)  2,424,100  53,179
USFreightways Corp.   722,600  14,814
  198,702
TOTAL TRANSPORTATION   2,593,453
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 6.1%
CELLULAR - 0.1%
AirTouch Communications, Inc. (a)  890,000 $ 24,586
360 Degrees Communications Co. (a)  962,300  22,614
Vodafone Group PLC sponsored ADR  200,000  6,825
  54,025
ELECTRIC UTILITY - 1.0%
American Electric Power Co., Inc.   1,380,100  56,066
DTE Energy Co.   729,800  20,434
El Paso Electric Co. (a)  2,017,786  10,972
Entergy Corp.   2,910,000  78,570
Southern Co.   2,504,700  56,669
Texas Utilities Co.   755,300  29,929
Veba AG Ord.   5,000,000  261,976
  514,616
GAS - 1.1%
Enron Corp.   4,536,900  184,879
Pacific Enterprises  552,100  16,701
PanEnergy Corp.   411,100  14,234
Questar Corp.   683,100  24,165
Sonat, Inc. (g)  6,872,900  304,126
Williams Companies, Inc.   712,100  36,317
  580,422
TELEPHONE SERVICES - 3.9%
AT&T Corp.   8,837,100  461,738
Ameritech Corp.   3,059,200  160,990
BCE, Inc.   2,184,700  93,439
Bell Atlantic Corp.   4,896,900  293,202
BellSouth Corp.   5,337,700  197,495
Frontier Corp.   1,717,600  45,731
GTE Corp.   1,984,300  76,396
LCI International, Inc. (a)  521,600  16,430
MCI Communications Corp.   1,719,900  44,072
MFS Communications, Inc.   1,225,000  53,441
NYNEX Corp.   4,779,200  207,895
SBC Communications, Inc.   4,559,400  219,421
U.S. West, Inc.   2,710,700  80,643
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
U.S. West, Inc. (Media Group) (a)  850,000 $ 14,344
WorldCom, Inc. (a)  4,676,000  99,950
  2,065,187
TOTAL UTILITIES   3,214,250
TOTAL COMMON STOCKS
(Cost $40,079,393)   47,119,219
PREFERRED STOCKS - 0.1%
CONVERTIBLE PREFERRED STOCKS - 0.1%
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.0%
TJX Companies, Inc., Series E, $7.00  4,400  879
GENERAL MERCHANDISE STORES - 0.1%
K mart Financing I $3.875  606,000  29,618
TOTAL CONVERTIBLE PREFERRED STOCKS   30,497
NONCONVERTIBLE PREFERRED STOCKS - 0.0%
HEALTH - 0.0%
MEDICAL FACILITIES MANAGEMENT - 0.0%
Fresenius National Medical Care, Inc.
Class D   323,100  62
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
ELECTRICAL EQUIPMENT - 0.0%
Ampex Corp. 8% (a)(h)  4,415  3,356
TOTAL NONCONVERTIBLE PREFERRED STOCKS   3,418
TOTAL PREFERRED STOCKS
(Cost $33,399)   33,915
CORPORATE BONDS - 0.1%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
CONVERTIBLE BONDS - 0.0%
BASIC INDUSTRIES - 0.0%
PAPER & FOREST PRODUCTS - 0.0%
Repap Enterprises, Inc. 9%, 6/30/98  - CAD 2,000 $ 1,410
FINANCE - 0.0%
CREDIT & OTHER FINANCE - 0.0%
Polly Peck International PLC euro
7 1/4%, 1/4/05 (c)  -  1,300  78
RETAIL & WHOLESALE - 0.0%
DRUG STORES - 0.0%
Big B, Inc. 6 1/2%, 3/15/03  B2  3,500  4,786
TOTAL CONVERTIBLE BONDS   6,274
NONCONVERTIBLE BONDS - 0.1%
BASIC INDUSTRIES - 0.0%
CHEMICALS & PLASTICS - 0.0%
Trans Resources, Inc. 11 7/8%, 7/1/02 (i)  B2  2,500  2,563
PACKAGING & CONTAINERS - 0.0%
Crown Packaging Holdings Ltd., Series B, 0%,
11/1/03 (f)  Caa  14,480  5,720
PAPER & FOREST PRODUCTS - 0.0%
Stone Container Corp.:
10 3/4%, 6/15/97  B2  5,770  5,856
 11 7/8%, 12/1/98  B1  6,330  6,694
  12,550
TOTAL BASIC INDUSTRIES   20,833
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Thermadyne Holdings Corp.:
10 1/4%, 5/1/02   B3  632  646
 10 3/4%, 11/1/03   Caa  1,957  1,989
  2,635
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.0%
Envirosource, Inc. 9 3/4%, 6/15/03  B3 $ 2,400 $ 2,280
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   4,915
MEDIA & LEISURE - 0.1%
BROADCASTING - 0.1%
Citicasters, Inc. 9 3/4%, 2/15/04  B2  18,750  19,031
SCI Television, Inc. secured
8 1/2%, 6/30/98 (j)  -  3,879  3,879
TOTAL MEDIA & LEISURE   22,910
RETAIL & WHOLESALE - 0.0%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. pay-in-kind
10 1/4%, 11/1/99 (b)(i)  -  8,804  396
TOTAL NONCONVERTIBLE BONDS   49,054
TOTAL CORPORATE BONDS
(Cost $66,215)   55,328
U.S. TREASURY OBLIGATIONS - 9.7%
7 7/8%, 11/15/04  Aaa  235,000  252,552
7 1/2%, 2/15/05  Aaa  357,000  375,685
6 1/2%, 5/15/05  Aaa  248,700  245,825
5 7/8%, 11/15/05  Aaa  1,622,000  1,532,287
6 7/8%, 5/15/06  Aaa  500,000  505,860
7 5/8%, 11/15/22  Aaa  45,000  47,967
7 1/4%, 2/15/23  Aaa  165,000  166,211
6 1/4%, 8/15/23  Aaa  535,000  483,421
U.S. TREASURY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
7 1/2%, 11/15/24  Aaa $ 320,000 $ 338,150
7 5/8%, 2/15/25  Aaa  370,000  397,288
6 7/8%, 8/15/25  Aaa  298,710  294,277
6%, 2/15/26  Aaa  570,000  500,888
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,412,645)   5,140,411
COMMERCIAL MORTGAGE SECURITIES - 0.0%
Bardell Associates Note Trust
12 1/2%, 11/1/08 (h)(Cost $4,731)  -  4,653  4,944
REPURCHASE AGREEMENTS - 1.2%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements:
(U.S. Treasury obligations) in a joint
 trading account at 5.72%, dated
 9/30/96 due 10/1/96  $ 659,494  659,389
 (U.S. Treasury obligations) in a joint
 trading account at 5 3/4%, dated
 9/30/96 due 10/1/96   10,796  10,794
TOTAL REPURCHASE AGREEMENTS   670,183
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $46,266,566)  $ 53,024,000
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Non-income producing - the company moved to seek a court appointed administrator under British bankruptcy law.
4. Principal amount is stated in United States dollars unless otherwise noted.
5. Represents number of units held.
6. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
7. Affiliated company (see Note 8 of Notes to Financial Statements).
8. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Ampex Corp. 8% 2/16/95 $ 2,318
Atlantis Group, Inc.
 (Trivest/Winston) 4/16/93 $ 90
Bardell Associates
 Note Trust 12 1/2%,
 11/1/08 4/19/94 $ 4,731
Food 4 Less Holdings,
 Inc. (warrants) 5/17/93 $ -
Heileman G Brewing,
 Inc. Unit Class 1
 (non-vtg.) 1/21/94 $ 6,800
9. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $32,686,000 or 0.1% of net assets.
10. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
11. Purchased on an installment basis. Market value reflects only those payments made through September 30, 1996. The remaining installment aggregating CAD 70,231,000 is due January 31, 1997.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  88.9%
Canada  2.9
Japan  2.2
United Kingdom  1.8
Netherlands  1.5
Others (individually less than 1%)  2.7
TOTAL  100.0%
INCOME TAX INFORMATION
At September 30, 1996, the aggregate cost of investment securities for income tax purposes was $46,345,759,000. Net unrealized appreciation aggregated $6,678,241,000, of which $8,115,607,000 related to appreciated investment securities and $1,437,366,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) SEPTEMBER 30, 1996

ASSETS

Investment in securities, at value (including repurchase                          $ 53,024,000
agreements of $670,183) (cost $46,266,566) -
See accompanying schedule

Cash                                                                               1

Receivable for investments sold                                                    535,275

Receivable for fund shares sold                                                    52,207

Dividends receivable                                                               71,985

Interest receivable                                                                92,526

Other receivables                                                                  7,879

U.S. Treasury obligations, at value, held as collateral for                        608,220
securities loaned

 TOTAL ASSETS                                                                      54,392,093

LIABILITIES

Payable for investments purchased                                     $ 662,126

Payable for fund shares redeemed                                       182,087

Accrued management fee                                                 19,297

Other payables and accrued expenses                                    9,853

Collateral on securities loaned, at value                              608,220

 TOTAL LIABILITIES                                                                 1,481,583

NET ASSETS                                                                        $ 52,910,510

Net Assets consist of:

Paid in capital                                                                   $ 45,749,592

Undistributed net investment income                                                634,537

Accumulated undistributed net realized gain (loss) on                              (231,036)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                      6,757,417
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 695,735 shares outstanding                                        $ 52,910,510

NET ASSET VALUE and redemption price per share                                     $76.05
($52,910,510 (divided by) 695,735 shares)

Maximum offering price per share (100/97.00 of $76.05)                             $78.40


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED SEPTEMBER 30, 1996

INVESTMENT INCOME                                                        $ 410,185
Dividends (including $76,799 received from
affiliated issuers)

Interest (including income on securities loaned of                        400,078
$10,541)

 TOTAL INCOME                                                             810,263

EXPENSES

Management fee                                               $ 163,395
Basic fee

 Performance adjustment                                       (36,145)

Transfer agent fees                                           54,261

Accounting and security lending fees                          512

Non-interested trustees' compensation                         102

Custodian fees and expenses                                   637

Registration fees                                             1,670

Audit                                                         237

Legal                                                         186

Interest                                                      6

Miscellaneous                                                 111

 Total expenses before reductions                             184,972

 Expense reductions                                           (5,803)     179,169

NET INVESTMENT INCOME                                                     631,094

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain (loss) of     (51,228)
 $24,108 on sales of investments in affiliated issuers)

 Foreign currency transactions                                (172)

 Futures contracts                                            (984)       (52,384)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                        804,972

 Assets and liabilities in foreign currencies                 48

 Futures contracts                                            (337)       804,683

NET GAIN (LOSS)                                                           752,299

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 1,383,393
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS      YEAR ENDED
                                                          ENDED           MARCH 31,
                                                          SEPTEMBER 30,   1996
                                                          1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 631,094       $ 479,248
Net investment income

 Net realized gain (loss)                                  (52,384)        12,054,974

 Change in net unrealized appreciation (depreciation)      804,683         (1,024,952)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,383,393       11,509,270
FROM OPERATIONS

Distributions to shareholders                              (317,242)       (335,078)
From net investment income

 From net realized gain                                    (8,153,202)     (2,754,941)

 TOTAL DISTRIBUTIONS                                       (8,470,444)     (3,090,019)

Share transactions                                         4,686,006       15,520,173
Net proceeds from sales of shares

 Reinvestment of distributions                             8,348,085       3,043,476

 Cost of shares redeemed                                   (9,215,643)     (10,606,293)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           3,818,448       7,957,356
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (3,268,603)     16,376,607

NET ASSETS

 Beginning of period                                       56,179,113      39,802,506

 End of period (including undistributed net investment    $ 52,910,510    $ 56,179,113
income of $634,537 and $340,857, respectively)

OTHER INFORMATION
Shares

 Sold                                                      60,950          180,498

 Issued in reinvestment of distributions                   113,656         36,159

 Redeemed                                                  (120,793)       (124,164)

 Net increase (decrease)                                   53,813          92,493


FINANCIAL HIGHLIGHTS
      SIX MONTHS      YEARS ENDED MARCH 31,
      ENDED
      SEPTEMBER 30,

      1996            1996                    1995   1994 D   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 87.52    $ 72.44    $ 69.72    $ 68.44    $ 68.13    $ 64.84
beginning of period

Income from Investment
Operations

 Net investment                 .88        .79        .27        .61        1.20       .81
 income

 Net realized and               1.00       19.57      5.22       7.92       9.18       9.21
unrealized gain (loss)

 Total from investment          1.88       20.36      5.49       8.53       10.38      10.02
 operations



Less Distributions

 From net investment            (.50)      (.59)      (.14)      (.75)      (1.25)     (1.30)
income

 From net realized gain         (12.85)    (4.69)     (2.63)     (6.50)     (8.82)     (5.43)

 Total distributions            (13.35)    (5.28)     (2.77)     (7.25)     (10.07)    (6.73)

Net asset value, end           $ 76.05    $ 87.52    $ 72.44    $ 69.72    $ 68.44    $ 68.13
of period

TOTAL RETURN B, C               2.69%      28.43%     8.21%      12.94%     17.06%     16.48%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 52,911   $ 56,179   $ 39,803   $ 33,119   $ 24,886   $ 19,824
period (in millions)

Ratio of expenses to            .68% A     .95%       .99%       1.00%      1.00%      1.05%
average net assets

Ratio of expenses to            .66% A     .92%       .96%       .99%       1.00%      1.05%
average net assets             , E        E          E          E
after expense
reductions

Ratio of net investment         2.32% A    .95%       .39%       1.07%      2.11%      1.57%
income to average
net assets

Portfolio turnover rate         75% A      155%       120%       132%       155%       172%

Average commission             $ .0383
rate F


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
D EFFECTIVE APRIL 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended September 30, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Magellan Fund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS.
Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures and options transactions, foreign currency transactions, defaulted bonds, market discount, partnerships and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $9,185,000 or 0% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $20,473,142,000 and $19,116,349,000, respectively, of which U.S. government and government agency obligations aggregated $2,116,783,000 and $7,294,513,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $17,822,000 and $159,450,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20%) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .47% of average net assets after the performance adjustment.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $7,203,000 on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .20% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $4,616,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $595,329,000 and $608,220,000, respectively.
6. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the
6. BANK BORROWINGS -
CONTINUED
average daily loan balance during the period for which the loan was outstanding amounted to $13,036,000. The weighted average interest rate was 5.6%.
7. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $3,811,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $17,000 and $1,975,000, respectively, under these arrangements.
8. TRANSACTIONS WITH
AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
AGCO Corp.  $ 19,417 $ 16,667 $ 78 $ 88,355
AK Steel Holding Corp.   -  -  782  106,847
Albany International Corp. Class A   -  3,284  260  28,113
Anadarko Petroleum Corp.   66,109  -  316  235,628
Apache Corp.   -  90,394  884  134,366
Bethlehem Steel Corp.   -  42,977  -  84,705
Black & Decker Corp.   10,324  -  1,794  310,130
Bowne & Co., Inc.   -  11,439  212  26,885
CSX Corp.   41,888  11,393  8,267  810,334
Canadian Natural Resources Ltd.   8,040  -  -  112,469
Carlisle Companies, Inc.   -  -  503  60,018
Case Corp.   6,883  24,631  660  321,672
Caterpillar, Inc.   -  97,141  11,371  1,063,294
Centex Construction Products, Inc.   -  -  156  24,944
Centex Corp.   -  10,214  149  48,536
Chrysler Corp.   -  19,851  -  -
Cincinnati Milacron, Inc.   -  139  609  63,899
Comdisco, Inc.   -  -  599  123,537
Conrail, Inc.   -  87,476  5,276  420,839
Continuum Co., Inc.   -  -  -  -
Deere & Co.   34,077   126,018  7,198  676,948
Digital Equipment Corp.   21,362   380,790  -  -
Dresser Industries, Inc.   11,061  13,803  3,309  291,800
Duriron Co., Inc.   -  -  422  43,033
Echlin, Inc.   -  39,071  1,904  117,515
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Enron Oil & Gas Co.  $ 13,661 $ - $ 498 $ 211,821
ENSCO International, Inc.   -  1,760  -  -
Equitable of Iowa Companies   -  9,444  -  -
Fluor Corp.   32,718  -  1,758  317,961
Global Marine, Inc.   -  22,462  -  154,500
Greenfield Industries, Inc.   -  3,552  98  28,094
Hanna (M.A.) Co.   -  -  1,067  122,020
Host Marriott Corp.   -  -  -  227,077
Host Marriott Services Corp.   -  -  -  25,448
IDEX Corp.   -  -  406  42,179
Illinois Central Corp., Series A   -  773  -  -
Ingersoll-Rand Co.   5,047  26,700  2,743  326,507
Inland Steel Industries, Inc.   -  7,447  478  83,605
Interim Services, Inc.   -  1,584  -  -
Kaydon Corp.   -  1,768  -  -
Kennametal, Inc.   840  21,397  798  66,279
Lafarge Corp.   1,014  15,452  963  90,445
Landstar System, Inc.   -  -  -  32,132
Leggett & Platt, Inc.   -  494  1,856  237,018
Manpower, Inc.   -  17,781  291  -
Mark IV Industries, Inc.   -  -  395  122,702
Maytag Co.   10,827  -  2,148  149,606
Medusa Corp.   -  -  494  50,611
Metromail Corp.   4,242  -  -  17,588
Mueller Industries, Inc.   -  874  -  41,734
NACCO Industries, Inc. Class A   -  -  307  39,100
Noble Affiliates, Inc.   -  -  401  211,529
Nucor Corp.   28,197  -  783  248,289
Oakwood Homes Corp.   13  3,077  74  102,278
Omnicom Group, Inc.   -  23,395  1,669  208,074
Owens-Corning   -  72,501  170  100,156
Parker & Parsley Petroleum Co.   -  -  93  48,781
Parker-Hannifin Corp.   2,128  58,642  973  -
Premdor, Inc.   -  12,384  -  -
Prime Hospitality Corp.   -  -  -  50,780
Pulte Corp.   -  3,068  323  66,628
Renaissance Energy Ltd.   -  -  -  278,555
Revco (D.S.), Inc.   -  6,482  -  107,468
Robert Half International, Inc.   -  995  -  140,730
Schulman (A.), Inc.   -  -  517  63,287
Seagull Energy Corp.   6,985  10,327  -  -
Shaw Industries, Inc.   -  5,414  -  -
Sherwin-Williams Co.   2,132  -  2,055  272,294
Smith (A.O.) Corp. Class B   -  -  646  47,277
Sonat, Inc.   41,188  24,746  3,765  304,126
Southdown, Inc.   -  -  308  37,881
Stop & Shop Companies, Inc.   -  -  -  -
Swift Transportation Co., Inc.   -  743  -  53,179
TRINOVA Corp.   782  2,302  1,127  89,507
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Texas Industries, Inc.  $ - $ - $ 250 $ 74,778
Tidewater, Inc.   -  5,467  -  -
Toll Brothers, Inc.   -  9,158  -  40,941
Trinity Industries, Inc.   -  5,758  1,260  120,143
UCAR International, Inc.   -  -  -  143,054
USG Corp.   -  29,247  -  83,335
USX-U.S. Steel Group   17,774  22,030  3,336  181,622
USAir Group, Inc.   -  25,245  -  -
Varity Corp.   -  12,208  -  -
WHX Corp.   -  -  -  17,032
TOTALS  $ 386,709 $ 1,439,965 $ 76,799 $ 10,672,018
9. LITIGATION.
In late 1995 and early 1996, several individuals who purchased shares of Micron Technology, Inc. ("Micron") in October and November 1995 filed purported class action complaints against the fund, FMR, FMR Corp. and Jeffrey Vinik, the fund's former portfolio manager. The complaints allege that, in violation of a federal securities law and state statutory and common law, the fund's former portfolio manager made materially misleading statements regarding Micron and the fund's holding of Micron. The defendants deny the allegations in the complaints and intend to defend the lawsuits vigorously.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and the Shareholders of Fidelity Magellan Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Magellan Fund, including the schedule of portfolio investments, as of September 30, 1996, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and for the year ended March 31, 1996 and the financial highlights for the six months ended September 30, 1996 and each of the five years in the period ended March 31, 1996. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Magellan Fund as of September 30, 1996, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended March 31, 1996, and the financial highlights for the six months ended September 30, 1996 and each of the five years in the period ended March 31, 1996, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
November 5, 1996
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Robert Stansky, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
State Street Bank and Trust Company
North Quincy, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress 1-800-544-5555
SM
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE